As filed with the Securities and Exchange Commission on November 27, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3445

The Merger Fund
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2015

Date of reporting period:  September 30, 2015

Item 1. Schedule of Investments.

The Merger Fund
SCHEDULE OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS - 79.21%
	AEROSPACE & DEFENSE - 4.82%
1,052,071	Precision Castparts Corporation	$241,671,229
	APPLICATION SOFTWARE - 1.74%
1,620,072	Solera Holdings, Inc. (f)	87,483,888
	AUTO PARTS & EQUIPMENT - 1.43%
1,732,900	Johnson Controls, Inc. (f)	71,672,744
	AUTOMOBILE MANUFACTURERS - 1.85%
3,099,400	General Motors Company (f)	93,043,988
	BROADCASTING - 1.24%
1,562,437	CBS Corporation Class B (f)	62,341,236
	CABLE & SATELLITE - 6.68%
148,645	Cablevision Systems Corporation Class A	4,826,503
1,557,782	DISH Network Corporation Class A (a)(f)	90,881,002
531,148	Liberty Global plc Series C (a)(b)	21,787,691
26,557	Liberty Global plc LiLAC Class C (a)(b)	909,312
11,249,775	Sirius XM Holdings, Inc. (a)	42,074,159
973,309	Time Warner Cable, Inc. (f)	174,582,435
		335,061,102
	CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.67%
2,227,900	The Manitowoc Company, Inc.	33,418,500
	DATA PROCESSING & OUTSOURCED SERVICES - 1.41%
1,060,400	Computer Sciences Corporation (f)	65,087,352
175,900	PayPal Holdings, Inc. (a)	5,459,936
		70,547,288
	DIVERSIFIED BANKS - 0.23%
451,964	Square 1 Financial, Inc. Class A (a)	11,604,176
	DIVERSIFIED CHEMICALS - 3.00%
2,294,100	The Dow Chemical Company (f)	97,269,840
102,100	E.I. Du Pont de Nemours & Company (h)	4,921,220
5,014,793	Huntsman Corporation	48,593,344
		150,784,404
	HEALTH CARE EQUIPMENT - 0.72%
568,614	Thoratec Corporation (a)	35,970,522
	HOUSEHOLD PRODUCTS - 0.37%
256,800	The Procter & Gamble Company	18,474,192
	INDUSTRIAL CONGLOMERATES - 1.48%
2,945,500	General Electric Company (f)	74,285,510
	INDUSTRIAL GASES - 0.44%
175,100	Air Products and Chemicals, Inc.	22,339,258
	INDUSTRIAL MACHINERY - 0.74%
801,600	SPX Corporation	9,555,072
801,600	SPX FLOW, Inc. (a)	27,599,088
		37,154,160
	INTEGRATED OIL & GAS - 0.91%
745,585	BG Group plc - ADR	10,863,174
26,400	BP plc - ADR	806,784
515,041	Occidental Petroleum Corporation	34,069,962
		45,739,920
	INTERNET SOFTWARE & SERVICES - 2.97%
561,644	Dealertrack Technologies, Inc. (a)	35,473,435
175,900	eBay, Inc. (a)(f)	4,298,996
3,777,023	Yahoo!, Inc. (a)(f)	109,193,735
		148,966,166
	LIFE & HEALTH INSURANCE - 0.42%
2,167	StanCorp Financial Group, Inc.	247,472
656,108	Symetra Financial Corporation	20,759,257
		21,006,729
	MANAGED HEALTH CARE - 2.68%
273,300	Cigna Corporation	36,900,966
516,600	Health Net, Inc. (a)	31,109,652
370,877	Humana, Inc. (f)	66,386,983
		134,397,601
	MOVIES & ENTERTAINMENT - 0.00%
273,282	SFX Entertainment, Inc. (a)	139,346
	MULTI-LINE INSURANCE - 5.57%
2,967,687	American International Group, Inc. (f)	168,623,975
1,434,149	HCC Insurance Holdings, Inc.	111,103,523
		279,727,498
	OIL & GAS EQUIPMENT & SERVICES - 2.75%
1,058,430	Baker Hughes, Inc.	55,080,697
1,351,932	Cameron International Corporation (a)	82,900,470
		137,981,167
	OIL & GAS EXPLORATION & PRODUCTION - 1.63%
1,137,800	Anadarko Petroleum Corporation (f)	68,711,742
426,927	Noble Energy, Inc.	12,884,657
		81,596,399
	OIL & GAS STORAGE & TRANSPORTATION - 2.40%
1,702,000	The Williams Companies, Inc. (f)	62,718,700
1,803,816	Williams Partners LP	57,577,807
		120,296,507
	PAPER PACKAGING - 0.58%
84,000	Packaging Corporation of America	5,053,440
471,100	WestRock Company	24,233,384
		29,286,824
	PAPER PRODUCTS - 1.19%
1,583,600	International Paper Company (f)	59,844,244
	PERSONAL PRODUCTS - 0.61%
376,500	Edgewell Personal Care Company (g)	30,722,400
	PHARMACEUTICALS - 1.11%
79,500	Mylan NV (a)(b)	3,200,670
144,300	Perrigo Company plc (b)	22,694,061
400,769	Pfizer, Inc.	12,588,154
415,300	Zoetis, Inc.	17,102,054
		55,584,939

	PROPERTY & CASUALTY INSURANCE - 2.99%
1,225,575	The Chubb Corporation	150,316,774
	REGIONAL BANKS - 0.36%
205,400	City National Corporation	18,087,524
	REINSURANCE - 2.86%
1,032,125	PartnerRe Ltd. (b)(f)	143,341,520
	REITS - 5.63%
148,700	Care Capital Properties, Inc.	4,896,691
2,076,704	Equity Commonwealth (a)	56,569,417
543,955	Home Properties, Inc.	40,660,636
4,816,400	NorthStar Realty Finance Corporation	59,482,540
2,029,110	Starwood Property Trust, Inc.	41,637,337
3,336,329	Strategic Hotels & Resorts, Inc. (a)	46,007,977
594,800	Ventas, Inc. (g)	33,344,488
		282,599,086
	RESTAURANTS - 1.56%
795,800	McDonald's Corporation (f)	78,410,174
	SEMICONDUCTORS - 5.31%
1,775,500	Altera Corporation	88,917,040
2,897,738	Broadcom Corporation Class A (f)	149,030,665
774,019	Freescale Semiconductor Ltd. (a)(b)	28,313,615
		266,261,320
	SPECIALTY CHEMICALS - 4.91%
496,712	Cytec Industries, Inc.	36,682,181
832,498	Sigma-Aldrich Corporation	115,650,622
1,009,600	W.R. Grace & Company (a)	93,943,280
		246,276,083
	THRIFTS & MORTGAGE FINANCE - 1.87%
9,231,540	Hudson City Bancorp, Inc.	93,884,762
	TRUCKING - 1.53%
4,593,568	Hertz Global Holdings, Inc. (a)(f)	76,850,393
	WIRELESS TELECOMMUNICATION SERVICES - 2.55%
1,122,700	America Movil SAB de C.V. Class L - ADR	18,580,685
2,498,100	T-Mobile U.S., Inc. (a)(f)	99,449,361
306,625	Vodafone Group plc - ADR	9,732,278
		127,762,324
	TOTAL COMMON STOCKS (Cost $4,336,103,788)	3,974,931,897

CONTINGENT VALUE RIGHTS - 0.02%
1,713,496	Casa Ley, S.A. de C.V. (a)(d)(l)	771,073
77,699	Leap Wireless International, Inc. (a)(d)(l)	303,026
1,713,496	Property Development Centers LLC (a)(d)(l)	85,675
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	1,159,774

Principal Amount
CORPORATE BONDS - 2.01%
	Community Health Systems, Inc.
$5,762,000	8.000%, 11/15/2019	6,010,486
	Energy Future Intermediate Holding Company LLC
11,394,393	11.750%, 3/1/2022 (i)(j)	12,163,515
	The Manitowoc Company, Inc.
26,148,000	5.875%, 10/15/2022	27,912,990
	Pinnacle Entertainment, Inc.
46,060,000	7.500%, 4/15/2021	48,247,850
	Roofing Supply Group LLC
4,640,000	10.000%, 6/1/2020 (i)	4,988,000
	SunGard Data Systems, Inc.
1,298,000	7.625%, 11/15/2020	1,351,542
	TOTAL CORPORATE BONDS (Cost $101,745,270)	100,674,383

Contracts (100 shares per contract)
PURCHASED CALL OPTIONS - 0.00%
	Aetna, Inc.
770	Expiration: January 2016, Exercise Price: $145.00	35,805
	Avago Technologies Ltd.
868	Expiration: January 2016, Exercise Price: $175.00	73,780
		109,585
PURCHASED PUT OPTIONS - 1.85%
	Air Products and Chemicals, Inc.
300	Expiration: November 2015, Exercise Price: $110.00	37,500
1,151	Expiration: December 2015, Exercise Price: $110.00	215,812
	America Movil SAB de C.V. Class L -ADR
10,666	Expiration: November 2015, Exercise Price: $17.00	959,940
	American International Group, Inc.
4,699	Expiration: October 2015, Exercise Price: $52.50	126,873
3,116	Expiration: November 2015, Exercise Price: $52.50	277,324
5,107	Expiration: November 2015, Exercise Price: $55.00	776,264
6,397	Expiration: November 2015, Exercise Price: $57.50	1,615,242
	Anadarko Petroleum Corporation
2,417	Expiration: October 2015, Exercise Price: $70.00	2,362,617
2,112	Expiration: November 2015, Exercise Price: $70.00	2,217,600
4,573	Expiration: November 2015, Exercise Price: $70.00 (k)	4,801,650
	Bayer AG
1,620	Expiration: November 2015, Exercise Price: EUR 105.00 (k)	434,452
823	Expiration: November 2015, Exercise Price: EUR 110.00 (k)	343,940
	BP plc - ADR
210	Expiration: October 2015, Exercise Price: $37.00	141,750
	CBS Corporation Class B
6,522	Expiration: December 2015, Exercise Price: $37.50	994,605
1,728	Expiration: December 2015, Exercise Price: $40.00	438,048
3,801	Expiration: December 2015, Exercise Price: $45.00	2,252,092
	Charter Communications, Inc. Class A
896	Expiration: January 2016, Exercise Price: $210.00	3,472,000
	Computer Sciences Corporation
8,483	Expiration: December 2015, Exercise Price: $55.00	1,145,205
	DISH Network Corporation Class A
7,953	Expiration: October 2015, Exercise Price: $57.50	1,352,010
2,268	Expiration: October 2015, Exercise Price: $60.00	680,400
663	Expiration: December 2015, Exercise Price: $52.50	139,230
1,759	Expiration: December 2015, Exercise Price: $55.00	510,110
	The Dow Chemical Company
13,540	Expiration: October 2015, Exercise Price: $40.00	880,100
1,830	Expiration: December 2015, Exercise Price: $38.00	233,325
	E.I. Du Pont de Nemours & Company
919	Expiration: October 2015, Exercise Price: $52.50	413,550
	eBay, Inc.
1,319	Expiration: October 2016, Exercise Price: $50.00	36,932
	General Electric Company
3,191	Expiration: November 2015, Exercise Price: $20.00	31,910
3,186	Expiration: November 2015, Exercise Price: $23.00	97,173
3,031	Expiration: November 2015, Exercise Price: $24.00	147,003
8,907	Expiration: December 2015, Exercise Price: $21.00	231,582

	General Motors Company
13,834	Expiration: December 2015, Exercise Price: $29.00	2,185,772
	Hertz Global Holdings, Inc.
12,296	Expiration: November 2015, Exercise Price: $15.00	713,168
14,681	Expiration: November 2015, Exercise Price: $16.00	1,394,695
	Huntsman Corporation
9,043	Expiration: November 2015, Exercise Price: $11.00	1,650,348
16,206	Expiration: November 2015, Exercise Price: $12.00	4,254,075
17,552	Expiration: November 2015, Exercise Price: $15.00	9,653,600
	International Paper Company
12,666	Expiration: October 2015, Exercise Price: $44.00	7,884,585
	Johnson Controls, Inc.
1,613	Expiration: October 2015, Exercise Price: $37.00	28,228
8,233	Expiration: October 2015, Exercise Price: $42.00	1,111,455
2,152	Expiration: October 2015, Exercise Price: $44.00	624,080
1,018	Expiration: November 2015, Exercise Price: $36.00	48,355
1,886	Expiration: January 2016, Exercise Price: $36.00	179,170
	The Manitowoc Company, Inc.
19,824	Expiration: December 2015, Exercise Price: $14.00	1,734,600
	McDonald's Corporation
2,381	Expiration: October 2015, Exercise Price: $87.50	28,572
2,660	Expiration: December 2015, Exercise Price: $87.50	292,600
	Noble Energy, Inc.
3,413	Expiration: November 2015, Exercise Price: $25.00	204,780
	NorthStar Realty Finance Corporation
13,621	Expiration: December 2015, Exercise Price: $13.00	2,009,098
23,789	Expiration: December 2015, Exercise Price: $15.00	7,612,480
	Occidental Petroleum Corporation
4,120	Expiration: November 2015, Exercise Price: $67.50	1,493,500
	Packaging Corporation of America
672	Expiration: October 2015, Exercise Price: $55.00	30,240
	Perrigo Company plc
1,154	Expiration: November 2015, Exercise Price: $160.00	1,292,480
	The Procter & Gamble Company
2,183	Expiration: November 2015, Exercise Price: $65.00	130,980
	SPDR S&P 500 ETF Trust
8,888	Expiration: October 2015, Exercise Price: $194.00	4,444,000
1,325	Expiration: November 2015, Exercise Price: $172.00	211,338
7,066	Expiration: November 2015, Exercise Price: $188.00	3,434,076
	SPX Corporation
2,271	Expiration: December 2015, Exercise Price: $45.00	806,205
4,276	Expiration: December 2015, Exercise Price: $50.00	2,608,360
	T-Mobile U.S., Inc.
8,108	Expiration: November 2015, Exercise Price: $34.00	478,372
10,662	Expiration: November 2015, Exercise Price: $36.00	975,573
	Vodafone Group plc - ADR
2,453	Expiration: October 2015, Exercise Price: $33.00	399,839
	W.R. Grace & Company
5,885	Expiration: December 2015, Exercise Price: $87.50	1,515,388
2,018	Expiration: December 2015, Exercise Price: $90.00	696,210
	WestRock Company
1,291	Expiration: October 2015, Exercise Price: $55.00	471,215

	The Williams Companies, Inc.
1,080	Expiration: November 2015, Exercise Price: $42.00	704,700
3,862	Expiration: November 2015, Exercise Price: $44.00	3,224,770
	Zoetis, Inc.
3,945	Expiration: October 2015, Exercise Price: $42.00	867,900
		92,761,046
	TOTAL PURCHASED OPTIONS (Cost $55,501,711)	92,870,631

Principal Amount
ESCROW NOTES - 0.03%
$1,243,406	AMR Corporation (a)(d)(l)	1,554,257
	TOTAL ESCROW NOTES (Cost $679,555)	1,554,257

Shares
SHORT-TERM INVESTMENTS - 14.99%
291,000,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(e)	291,000,000
170,158,089	Goldman Sachs Financial Square Money Market Fund, Institutional Share Class, 0.13% (c)	170,158,089
291,000,000	The Liquid Asset Portfolio, Institutional Share Class, 0.16% (c)(e)	291,000,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $752,158,089)	752,158,089
	TOTAL INVESTMENTS
	(Cost $5,246,188,413) - 98.11%	$4,923,349,031

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REITS -	Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2015.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.
(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
	As of September 30, 2015, these securities represented 0.34% of total net assets.
(j)	Default or other conditions exist and the security is not presently accruing income.
(k)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.
(l)	Level 3 Security. Please see footnote (n) on the schedule of investments for more information.
(m)	The cost basis of investments for federal income tax purposes at September 30, 2015 was as follows*:

	Cost of investments	$5,259,604,307
	Gross unrealized appreciation	$178,033,948
	Gross unrealized depreciation	(514,289,224)
	Net unrealized depreciation	$(336,255,276)

*	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax infomraiton, please refer to the Notes to Financial Statements section in the Fund's most recent semi- or annual report.

(n)
Investment Valuation - The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by a pricing vendor approved by the Board. These are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, a Fund will typically value the option at the higher of intrinsic value of the option or the mean between the last reported bid and asked prices. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Investments in registered open-end investment companies are typically valued at their reported NAV per share. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. Total return swap prices are determined using the same methods as would be used to price the underlying security. These securities are generally classified as Level 2.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, a Fund may fair value a security that primarily trades on an exchange that closes before the NYSE if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Fund or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sales. These securities are generally classified as Level 2 or 3 depending on the inputs as described below. At September 30, 2015, securities fair valued in good faith based on the absolute value of long and short investments, written option contracts, and unrealized appreciation of swap contracts represented 0.53% of net assets.

The Fund has performed analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2015. These assets and liabilities are measured on a recurring basis.

	The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2015.

	Investments at Fair Value	Level 1	Level 2	Level 3	Total
	Assets
	Common Stocks*	$3,974,931,897	$-	$-	$3,974,931,897
	Contingent Value Rights	-	-	1,159,774	1,159,774
	Corporate Bonds	-	100,674,383	-	100,674,383
	Purchased Options	87,290,589	5,580,042	-	92,870,631
	Escrow Notes	-	-	1,554,257	1,554,257
	Short-Term Investments	752,158,089	-	-	752,158,089
	Forward Currency Exchange Contracts**	-	4,483,053	-	4,483,053

	Liabilities
	Common Stocks Sold Short	$560,917,631	$19,350,687	$-	$580,268,318
	Written Option Contracts	50,522,454	4,022,792	-	54,545,246
	Forward Currency Exchange Contracts**	-	2,545,079	-	2,545,079
	Swap Contracts**	-	19,771,480	-	19,771,480

*	Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by broker quotes. At September 30, 2015, the values of the broker quoted securities held by TMF were approximately $2,714,031. The inputs for those securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n).  The appropriateness of fair values for these securities is monitored on an ongoing basis by the Valuation Group.

	The Fund did not have transfers into or out of Level 1, 2, or 3 securities during the period. Transfers are recorded at the end of the reporting period.

	Level 3 Reconciliation Disclosure
	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Description	Investments
	Balance as of December 31, 2014	$2,822,876
	Change in unrealized depreciation	(108,845)
	Balance as of September 30, 2015	$2,714,031

(o)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2015.

	The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2015 are as follows:

		Asset Derivatives		Liability Derivatives
	Derivatives	Description	Fair Value	Description	Fair Value
	Equity Contracts:
	Purchased Option Contracts	Schedule of Investments	$92,870,631	N/A	$-
	Written Option Contracts	N/A	-	Schedule of Options Written	54,545,246
	Foreign Exchange Contracts:
	Swap Contracts	Schedule of Swap Contracts	-	Schedule of Swap Contracts	19,771,480
	Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	4,483,053	Schedule of Forward Currency Exchange Contracts	2,545,079
	Total		$97,353,684		$76,861,805

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2015 (Unaudited)

Shares		Value
COMMON STOCKS
737,684	ACE Ltd. (a)	$76,276,526
1,208,428	Alibaba Group Holding Ltd. - ADR	71,260,999
65,211	American Airlines Group, Inc.	2,532,143
182,896	ARRIS Group, Inc. (b)(c)	4,753,467
530,021	Avago Technologies Ltd.	66,257,925
92,116	Brookfield Infrastructure Partners LP (a)	3,387,105
373,111	Charter Communications, Inc. Class A	65,611,569
53,918	Equinix, Inc. (b)(c)	14,597,220
1,098,954	Halliburton Company	38,848,024
529,841	Liberty Global plc Class A (a)	22,751,373
26,492	Liberty Global plc LiLAC Class A (a)	892,515
775,917	M&T Bank Corporation	94,623,078
272,523	NXP Semiconductors NV (a)	23,728,578
271,063	PacWest Bancorp	11,604,207
153,811	Royal Bank of Canada (a)	8,498,058
166,042	Royal Dutch Shell plc Class B - ADR	7,883,674
967,984	Schlumberger Ltd. (a)	66,761,857
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $614,764,496)	$580,268,318

ADR -	American Depository Receipt
plc -	Public Limited Company
(a)	Foreign security.
(b)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(c)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund
SCHEDULE OF OPTIONS WRITTEN
September 30, 2015 (Unaudited)

Contracts (100 Shares per contract)		Value

CALL OPTIONS WRITTEN
	Aetna, Inc.
770	Expiration: January 2016, Exercise Price: $100.00	$1,027,950
	Air Products and Chemicals, Inc.
375	Expiration: November 2015, Exercise Price: $120.00	393,750
1,354	Expiration: December 2015, Exercise Price: $125.00	1,137,360
	America Movil SAB de C.V. Class L - ADR
11,227	Expiration: November 2015, Exercise Price: $18.00	336,810
	American International Group, Inc.
7,119	Expiration: October 2015, Exercise Price: $60.00	128,142
4,451	Expiration: November 2015, Exercise Price: $60.00	382,786
17,289	Expiration: November 2015, Exercise Price: $62.50	605,115
	Anadarko Petroleum Corporation
2,844	Expiration: October 2015, Exercise Price: $75.00	8,532
5,717	Expiration: November 2015, Exercise Price: $77.50 (b)	114,340
2,816	Expiration: November 2015, Exercise Price: $82.50 (b)	33,792
	Bayer AG
9	Expiration: October 2015, Exercise Price: EUR 115.00 (b)	2,886
2,025	Expiration: November 2015, Exercise Price: EUR 115.00 (b)	1,172,110
915	Expiration: November 2015, Exercise Price: EUR 120.00 (b)	297,531
	BP plc - ADR
263	Expiration: October 2015, Exercise Price: $40.00	263
	Broadcom Corporation Class A
1,040	Expiration: November 2015, Exercise Price: $47.00	538,200
	CBS Corporation Class B
16,499	Expiration: December 2015, Exercise Price: $47.50	643,461
4,001	Expiration: December 2015, Exercise Price: $50.00	80,020
	Charter Communications, Inc. Class A
896	Expiration: January 2016, Exercise Price: $210.00	179,200
	Cigna Corporation
1,713	Expiration: October 2015, Exercise Price: $150.00	10,278
	Computer Sciences Corporation
5,302	Expiration: December 2015, Exercise Price: $62.50	1,497,815
5,302	Expiration: December 2015, Exercise Price: $65.00	967,615
	DISH Network Corporation Class A
2,199	Expiration: December 2015, Exercise Price: $60.00	835,620
733	Expiration: December 2015, Exercise Price: $62.50	216,235
917	Expiration: December 2015, Exercise Price: $67.50	146,720
	The Dow Chemical Company
16,925	Expiration: October 2015, Exercise Price: $45.00	507,750
3,660	Expiration: December 2015, Exercise Price: $45.00	589,260
	E.I. Du Pont de Nemours & Company
1,021	Expiration: October 2015, Exercise Price: $57.50	1,531
	eBay, Inc.
1,759	Expiration: October 2015, Exercise Price: $57.50	119,612

	Edgewell Personal Care Company
3,765	Expiration: November 2015, Exercise Price: $80.00	1,731,900
	Equinix, Inc.
415	Expiration: January 2016, Exercise Price: $250.00 (a)(b)	1,201,425
	General Electric Company
37	Expiration: November 2015, Exercise Price: $21.00	15,614
3,989	Expiration: November 2015, Exercise Price: $24.00	642,229
6,371	Expiration: November 2015, Exercise Price: $25.00	649,842
5,051	Expiration: November 2015, Exercise Price: $26.00	257,601
11,877	Expiration: December 2015, Exercise Price: $24.00	2,167,552
	General Motors Company
18,717	Expiration: December 2015, Exercise Price: $32.00	1,712,605
	Halliburton Company
867	Expiration: October 2015, Exercise Price: $42.00	2,601
	Health Net, Inc.
1,638	Expiration: October 2015, Exercise Price: $60.00	393,120
1,597	Expiration: October 2015, Exercise Price: $62.50	119,775
1,931	Expiration: October 2015, Exercise Price: $65.00	130,343
	Hertz Global Holdings, Inc.
9,232	Expiration: October 2015, Exercise Price: $20.00	46,160
18,351	Expiration: November 2015, Exercise Price: $19.00	825,795
18,352	Expiration: November 2015, Exercise Price: $20.00	550,560
	Humana, Inc.
716	Expiration: October 2015, Exercise Price: $170.00	769,700
553	Expiration: October 2015, Exercise Price: $175.00	348,390
319	Expiration: November 2015, Exercise Price: $155.00	818,235
668	Expiration: November 2015, Exercise Price: $180.00	497,660
561	Expiration: November 2015, Exercise Price: $190.00	207,570
	Huntsman Corporation
37,610	Expiration: November 2015, Exercise Price: $17.00	188,050
12,537	Expiration: November 2015, Exercise Price: $20.00	31,343
	International Paper Company
15,834	Expiration: October 2015, Exercise Price: $49.00	95,004
	Johnson Controls, Inc.
1,897	Expiration: October 2015, Exercise Price: $39.00	474,250
9,113	Expiration: October 2015, Exercise Price: $45.00	54,678
2,690	Expiration: October 2015, Exercise Price: $48.00	13,450
1,272	Expiration: November 2015, Exercise Price: $38.00	540,600
2,357	Expiration: January 2016, Exercise Price: $40.00	766,025
	The Manitowoc Company, Inc.
19,824	Expiration: December 2015, Exercise Price: $16.00	1,536,360
	McDonald's Corporation
3,525	Expiration: October 2015, Exercise Price: $95.00	1,445,250
4,433	Expiration: December 2015, Exercise Price: $95.00	2,593,305
	Mylan NV
795	Expiration: October 2015, Exercise Price: $50.00	3,975
	Noble Energy, Inc.
4,269	Expiration: November 2015, Exercise Price: $32.50	469,590
	NorthStar Realty Finance Corporation
4,528	Expiration: December 2015, Exercise Price: $17.00	113,200
	Occidental Petroleum Corporation
5,150	Expiration: November 2015, Exercise Price: $72.50	360,500

	Packaging Corporation of America
840	Expiration: October 2015, Exercise Price: $62.50	50,400
	PartnerRe Ltd.
856	Expiration: November 2015, Exercise Price: $140.00	25,680
	Perrigo Company plc
1,443	Expiration: November 2015, Exercise Price: $185.00	101,010
	Pfizer, Inc.
2,131	Expiration: November 2015, Exercise Price: $29.00	606,270
285	Expiration: November 2015, Exercise Price: $34.00	9,120
1,591	Expiration: December 2015, Exercise Price: $30.00	365,930
	The Procter & Gamble Company
2,568	Expiration: November 2015, Exercise Price: $70.00	744,720
	Royal Dutch Shell plc Class B
34	Expiration: December 2015, Exercise Price: GBP 19.00 (b)	2,057
33	Expiration: December 2015, Exercise Price: GBP 20.00 (b)	1,000
	Sirius XM Holdings, Inc.
18,067	Expiration: November 2015, Exercise Price: $4.00	90,335
36,363	Expiration: December 2015, Exercise Price: $4.00	290,904
	Solera Holdings, Inc.
442	Expiration: October 2015, Exercise Price: $55.00	8,840
1,550	Expiration: December 2015, Exercise Price: $55.00	108,500
	SPX Corporation
5,344	Expiration: December 2015, Exercise Price: $55.00	347,360
2,672	Expiration: December 2015, Exercise Price: $60.00	160,320
	T-Mobile U.S., Inc.
10,811	Expiration: November 2015, Exercise Price: $39.00	2,843,293
11,852	Expiration: November 2015, Exercise Price: $40.00	2,405,956
	Time Warner Cable, Inc.
593	Expiration: October 2015, Exercise Price: $175.00	423,995
	Vivendi SA
450	Expiration: October 2015, Exercise Price: EUR 22.00 (b)	9,050
6,344	Expiration: October 2015, Exercise Price: EUR 23.00 (b)	21,252
5,303	Expiration: November 2015, Exercise Price: EUR 19.50 (b)	1,167,349
	Vodafone Group plc - ADR
3,066	Expiration: October 2015, Exercise Price: $36.00	30,660
	W.R. Grace & Company
2,692	Expiration: December 2015, Exercise Price: $97.50	652,810
7,404	Expiration: December 2015, Exercise Price: $100.00	1,184,640
	WestRock Company
1,614	Expiration: October 2015, Exercise Price: $65.00	32,280
	The Williams Companies, Inc.
11,255	Expiration: November 2015, Exercise Price: $45.00	337,650
5,765	Expiration: November 2015, Exercise Price: $47.00	158,538
	Williams Partners LP
3,525	Expiration: October 2015, Exercise Price: $40.00	74,025
12,314	Expiration: December 2015, Exercise Price: $42.50	492,560
	Yahoo!, Inc.
6,272	Expiration: November 2015, Exercise Price: $23.00	3,920,000
	Zoetis, Inc.
4,153	Expiration: October 2015, Exercise Price: $46.00	149,508
		50,564,953

PUT OPTIONS WRITTEN
SPDR S&P 500 ETF Trust
4,997	Expiration: October 2015, Exercise Price: $190.00	1,614,031
8,391	Expiration: November 2015, Exercise Price: $180.00	2,366,262
3,980,293
TOTAL OPTIONS WRITTEN
	(Premiums received $119,941,288)	$54,545,246

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
GBP-	British Pounds
plc -	Public Limited Company
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(b)	Level 2 Security. Please see footnote (n) on the schedule of investments for more information.

The Merger Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
September 30, 2015 (Unaudited)

Settlement Date	Currency to be Delivered		USD Value at September 30, 2015	Currency to be Received		USD Value at September 30, 2015	Unrealized Appreciation (Depreciation)**
10/21/2015	17,282,091	AUD	$12,116,007	12,949,186	USD	$12,949,186	$833,179
10/21/2015	12,446,955	USD	12,446,955	17,282,091	AUD	12,116,007	(330,948)
12/22/2015	2,627,932	AUD	1,836,180	2,047,159	USD	2,047,159	210,979
12/22/2015	1,849,392	USD	1,849,392	2,627,932	AUD	1,836,180	(13,212)
1/7/2016	29,515,291	AUD	20,605,977	21,154,304	USD	21,154,304	548,327
2/10/2016	3,427,097	AUD	2,388,799	2,495,098	USD	2,495,098	106,299
2/10/2016	45,574	USD	45,574	65,621	AUD	45,740	166
11/18/2015	3,316,464	EUR	3,708,683	3,746,941	USD	3,746,941	38,258
12/10/2015	25,947,370	EUR	29,029,164	29,333,008	USD	29,333,008	303,844
12/16/2015	34,456,001	EUR	38,554,067	38,637,926	USD	38,637,926	83,859
1/20/2016	23,430,474	EUR	26,238,197	25,777,673	USD	25,777,673	(460,524)
4/21/2016	22,162,400	EUR	24,871,308	24,959,311	USD	24,959,311	88,003
10/22/2015	28,305,459	GBP	42,814,475	43,886,765	USD	43,886,765	1,072,290
10/22/2015	44,552,792	USD	44,552,792	28,305,459	GBP	42,814,475	(1,738,317)
12/4/2015	4,989,532	GBP	7,545,549	7,666,263	USD	7,666,263	120,714
2/23/2016	9,976,844	GBP	15,084,263	15,331,203	USD	15,331,203	246,940
3/23/2016	28,543,144	GBP	43,150,010	43,324,667	USD	43,324,667	174,657
3/23/2016	98,279	USD	98,279	63,636	GBP	96,201	(2,078)
4/21/2016	16,707,576	GBP	25,255,910	25,911,448	USD	25,911,448	655,538
			$352,191,581			$354,129,555	$1,937,974

AUD-	Australian Dollar
EUR-	Euro
GBP-	British Pounds
USD-	U.S. Dollars
*	JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2015.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund
SCHEDULE OF SWAP CONTRACTS
9/30/2015 (Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
7/24/2016	Alcatel-Lucent, 4.250%, 7/1/2018	982,921	$4,472,366	$(3,980)	BAML
9/8/2016	Amlin plc	1,489,081	14,788,317	(216,534)	JPM
8/18/2016	Asciano Ltd.	4,200,254	24,764,606	(1,219,083)	JPM
7/27/2016	AT&T, Inc.	1,244,243	40,537,437	1,531,158	JPM
12/16/2015	Bayer AG	294,900	37,615,046	(5,352,516)	JPM
4/8/2016	BG Group plc	6,637,116	95,482,878	(19,660,168)	JPM
7/22/2016	BG Group plc	53,202	765,375	(121,707)	BAML
10/1/2015	CBS Corporation Class B	487,662	19,457,714	(6,448,445)	BAML
12/16/2015	E.ON SE	276,372	2,380,074	(2,269,224)	JPM
4/24/2016	Pace plc	2,282,772	12,448,983	(2,364,514)	JPM
5/19/2016	Pace plc	1,482,913	8,086,985	(1,097,453)	BAML
4/15/2016	Pirelli & C. SpA	1,524,429	25,499,978	174,483	JPM
12/31/2015	SAI Global Ltd.	760,521	2,423,507	(1,183,458)	JPM
6/2/2016	Telecity Group plc	2,918,354	48,032,209	(534,840)	BAML
4/17/2016	Time Warner Cable, Inc.	4,743	850,752	137,452	JPM
8/11/2016	TNT Express NV	2,770,300	21,105,456	(2,161,523)	JPM
6/29/2016	Vivendi SA	1,209,783	28,563,927	(1,185,665)	JPM

SHORT TOTAL RETURN SWAP CONTRACTS
4/24/2016	ARRIS Group, Inc. (a)	(239,602)	(6,227,256)	2,158,814	JPM
5/19/2016	ARRIS Group, Inc. (a)	(125,338)	(3,257,535)	948,046	BAML
7/24/2016	Nokia Oyj	(668,386)	(4,559,571)	100,790	BAML
4/8/2016	Royal Dutch Shell plc Class B	(2,888,482)	(68,295,846)	18,883,881	JPM
7/22/2016	Royal Dutch Shell plc Class B	(23,696)	(560,273)	113,006	BAML
				$(19,771,480)

BAML -	Bank of America Merrill Lynch & Co. Inc.
JPM -	JPMorgan Chase & Co. Inc.
plc -	Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)           The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) as
of a date within 90 days of the filing date of the report, as required by Rule 30a-3(b)
under the 1940 Act and Rule 13a-15(b) or 15d-15 (b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)           There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund

By (Signature and Title)  /s/ Michael T. Shannon
 Michael T. Shannon, Co-President

Date  November 24, 2015

By (Signature and Title)  /s/ Roy Behren
 Roy Behren, Co-President and Treasurer

Date  November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
 Michael T. Shannon, Co-President

Date  November 24, 2015

By (Signature and Title)* /s/ Roy Behren
 Roy Behren, Co-President and Treasurer

Date  November 24, 2015

* Print the name and title of each signing officer under his or her signature.